TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) lawsuit	Dec. 31, 2018 BRL (R$)
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
State VAT (ICMS)	R$ 2,664,499	R$ 2,549,006
Withholding taxes and contributions	142,940	129,741
PIS and COFINS	2,125,186	5,000,677
Fistel, INSS, ISS and other taxes	84,935	217,056
Total	5,017,560	7,896,480
Current	4,176,362	4,674,218
Non-current	R$ 841,198	3,222,262
Tax credits offsetting period	48 months
Deferred tax credits from acquisition of property and equipment	R$ 537,209	509,920
Tax credits from PIS and COFINS	2,046,274	4,915,139
Current tax credits from PIS and COFINS	R$ 2,046,274	2,520,990
Non-current tax credits from PIS and COFINS		R$ 2,394,149
Number of in-progress lawsuits | lawsuit	3
Minimum
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
Contingent assets from in-progress lawsuits	R$ 1,700,000
Maximum
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
Contingent assets from in-progress lawsuits	R$ 2,200,000